A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


     To Participants  in AUL American  Individual Unit Trust

     During the past two years, investors have been faced with a series of extraordinary events that have profoundly affected our society, economy, and investment markets. We have witnessed the demise of the dot-com era, experienced a controversial presidential election and suffered through deplorable terrorist attacks. We also have had to grapple with anthrax threats and a war in Afghanistan.

     Theseevents had a negative impact on the stock market. After experiencing disappointing equity returns in 2000, investors were hoping for a rebound in 2001. However, these hopes faded quickly. The S&P 500, the Dow Jones Industrial Average and the NASDAQ Composite (three commonly used equity indices) posted negative returns during calendar 2001. These indices also posted negative returns in 2000, making this the first time we have had consecutive negative annual returns in these major stock indices since the 1970s.

     For the second year in a row, bonds provided returns significantly higher than the typical equity fund. The average taxable bond fund earned 5.13% in 2001, 16 percentage points higher than the average stock fund. Overall, corporate bonds were the top-performing sector of the bond market, even though the credit quality of many borrowers suffered greatly as a result of the weakening economy and events such as the World Trade Center tragedy. The financial collapse of Enron Corporation, the largest company to ever file for bankruptcy, was another notable event in 2001.

     As we enter 2002, we are cautiously optimistic. It is hoped that the combination of a stimulative monetary policy, tax cuts, declining inventory levels, and a successful war on terrorism will provide the necessary stimulus for positive economic growth and a fresh wave of bullishness for the stock market. Bonds should also benefit from an improving economic environment as the financial quality of corporate borrowers begins to improve. Bond prices are vulnerable, however, should interest rates move higher in reaction to a reversal later in the year of the Federal Reserve Bank's current stimulative interest rate policy. The tragic events of September 11 will remain forever etched in our memories. We at American United Life Insurance Company would like to express our heartfelt sympathy to everyone so personally affected. R. Stephen Radcliffe Chairman of the Board of Directors and President of AUL American Series Fund, Inc. Indianapolis, Indiana January 31, 2002 Report of Independent Accountants

The Contract Owners of
AUL American Individual Unit Trust and
Board of Directors of
American United Life Insurance Company


     In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Individual Unit Trust (the "Trust") at December 31, 2001, the results of its operations and changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.










Indianapolis, Indiana
February 1, 2002

                       AUL American Individual Unit Trust
                            statementS of net assets
                               December 31, 2001

                                                AUL American Series Fund                        Fidelity

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation   High Income




Assets:
  Investments at value      $ 10,155,813 $  7,792,162  $ 5,703,580  $ 8,087,685  $ 2,686,586  $ 2,901,059



Net assets                  $ 10,155,813 $  7,792,162  $ 5,703,580  $ 8,087,685  $ 2,686,586  $ 2,901,059



Units outstanding                860,430    6,068,801      741,931      791,595      339,550      553,994



Accumulation unit value     $      11.80 $       1.28  $      7.68  $     10.22  $      7.91  $      5.24






                                                                Fidelity

                                Growth     Overseas    Asset Manager  Index 500  Equity-Income Contrafund


Assets:
  Investments at value      $ 24,546,538 $  2,004,040  $17,965,127  $33,930,561  $11,836,084  $18,647,405



Net assets                  $ 24,546,538 $  2,004,040  $17,965,127  $33,930,561  $11,836,084  $18,647,405



Units outstanding              1,977,370      313,481    2,108,498    2,676,627    1,192,856    1,672,826



Accumulation unit value     $      12.41 $       6.40  $      8.52  $     12.68  $      9.92  $     11.15



      The accompanying notes are an integral part of the financial statements.

                           AUL American Individual Unit Trust
                             statementS of net assets (continued)
                                December 31, 2001


                                 American Century          Alger       Calvert   T. Rowe Price

                              VP Capital      VP         American  Social Mid-Cap
                             AppreciationInternational    Growth       Growth    Equity Income


Assets:
  Investments at value      $  1,371,104 $  4,917,970  $35,827,787  $ 3,592,109  $21,489,433



Net assets                  $  1,371,104 $  4,917,970  $35,827,787  $ 3,592,109  $21,489,433



Units outstanding                195,070      634,536    3,032,038      345,255    1,926,097



Accumulation unit value     $       7.03 $       7.75  $     11.81  $     10.40  $     11.16






                                       PBHG

                                         Technology &
                               Growth IICommunications



Assets:
  Investments at value      $  1,558,645 $  3,960,179



Net assets                  $  1,558,645 $  3,960,179



Units outstanding                289,030      661,010



Accumulation unit value     $       5.39 $       5.99



        The accompanying notes are an integral part of the financial statements.

                              AUL American Individual Unit Trust
                               statementS of opERATIONS
                              for the year ended December 31, 2001

                                                AUL American Series Fund                        Fidelity

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation   High Income


Investment income:
  Dividend income           $    115,456 $    239,681  $   276,259  $   198,922  $    58,422  $   463,186
  Mortality & expense
   charges                       113,575       87,233       64,393       89,927       34,361       43,339

  Net investment
   income (loss)                   1,881      152,448      211,866      108,995       24,061      419,847


Gain (loss) on investments:
  Net realized gain (loss)      (334,401)     -            (44,652)     (137,309)    (30,438)    (632,052)
  Realized gain distributions   485,491       -            -            268,344      212,272     -
  Net change in unrealized
   appreciation (depreciation)   738,817      -            103,612      434,483     (163,451)    (254,253)

   Net gain (loss)               889,907      -            58,960      565,518       18,383     (886,305)


  Increase (decrease) in
  net assets from operations$    891,788 $    152,448  $   270,826  $   674,513  $    42,444  $  (466,458)



                                                                Fidelity

                                Growth     Overseas    Asset Manager  Index 500  Equity-Income Contrafund

Investment income:
  Dividend income           $     23,045 $    138,003  $   840,746  $   456,843  $   222,075  $   174,192
  Mortality & expense
  charges                        346,008       30,241      240,659      467,461      156,779      258,999

  Net investment
   income (loss)                (322,963)      107,762      600,087      (10,618)     65,296   (84,807)


Gain (loss) on investments:
  Net realized gain (loss)       240,457     (139,282)    (550,672)     887,454      (59,505)     (15,652)
  Realized gain distributions   2,166,210     218,134      315,279      -            623,925     614,797
  Net change in unrealized
   appreciation (depreciation)(8,338,953)(828,930)    (1,515,724)  (6,547,061)  (1,465,349)   (3,787,801)

   Net gain (loss)            (5,932,286) (750,078)    (1,751,117)  (5,659,607)  (900,929)    (3,188,656)


  Increase (decrease) in
  net assets from operations  $(6,255,249)$  (642,316)$  (1,151,030)$ (5,670,225)$ (835,633) $ (3,273,463)


     The accompanying notes are an integral part of the financial statements.

                                         AUL American Individual Unit Trust
                                         statementS of opERATIONS (continued)
                                         for the year ended December 31, 2001

                                 American Century          Alger       Calvert   T. Rowe Price

                              VP Capital      VP         American  Social Mid-Cap
                             AppreciationInternational    Growth       Growth    Equity Income


Investment income:
  Dividend income           $          - $      5,894  $    93,307  $         -  $   312,413
  Mortality & expense
   charges                        19,946       77,474      494,091       48,623      273,435

  Net investment
   income (loss)                 (19,946)    (71,580)     (400,784)    (48,623)     38,978


Gain (loss) on investments:
  Net realized gain (loss)       (27,201)  (109,318)    (646,356)    (25,423)     (141,255)
  Realized gain distributions   587,537       650,823      5,059,601    233,261      400,313
  Net change in unrealized
   appreciation (depreciation)(1,129,777) (2,885,442)  (9,880,864)  (756,097)    (326,006)

  Net gain (loss)               (569,441)  (2,343,937)  (5,467,619)  (548,259)    (66,948)


  Increase (decrease) in
  net assets from operations$   (589,387)$(2,415,517)$ (5,868,403)$ (596,882) $  (27,970)



                                       PBHG

                                          Technology &
                               Growth II  Communications



Investment income:
  Dividend income           $          - $          -
  Mortality & expense
   charges                        24,035       69,306

  Net investment
   income (loss)                 (24,035)     (69,306)


Gain (loss) on investments:
  Net realized gain (loss)      (369,136)  (1,877,516)
  Realized gain distributions  -             2,349,445
  Net change in unrealized
   appreciation (depreciation)  (818,192)  (5,330,188)

  Net gain (loss)             (1,187,328)  (4,858,259)


  Increase (decrease) in
  net assets from operations$ (1,211,363)$ (4,927,565)


        The accompanying notes are an integral part of the financial statements.

                                       AUL American Individual Unit Trust
                                       statementS of changes in net assets


                                                       AUL American Series Fund

                                      Equity                 Money Market                  Bond

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $      1,881 $    464,894  $   152,448  $   311,629  $   211,866  $   296,185
  Net realized gain (loss)      (334,401)  (1,272,701)  -            -            (44,652)    (164,069)
  Realized gain distributions    485,491       -            -            -            -           -
  Net change in unrealized
   appreciation
     (depreciation)              738,817    1,716,668         -            -      103,612      338,645

Increase (decrease)
  in net assets from
  operations                     891,788      908,861      152,448      311,629      270,826      470,761


Contract owner transactions:
  Proceeds from units sold     4,049,657    1,037,022   11,950,376   15,269,124    2,891,613    1,513,139
  Cost of units redeemed      (2,734,178)  (3,714,725) (10,312,445) (23,115,961)  (3,509,285)   (2,200,683)

      Increase (decrease)      1,315,479   (2,677,703) 1,637,931    (7,846,837) (617,672)     (687,544)


Net increase (decrease)        2,207,267   (1,768,842)   1,790,379   (7,535,208)    (346,846)    (216,783)
Net assets, beginning          7,948,546    9,717,388    6,001,783   13,536,991    6,050,426    6,267,209

Net assets, ending          $ 10,155,813 $  7,948,546  $ 7,792,162  $ 6,001,783  $ 5,703,580  $ 6,050,426


Units sold                       368,508      105,208    9,371,736   12,524,393      375,155      215,521
Units redeemed                  (248,157)              (415,986)    (8,085,822)  (19,031,765)    (465,534)                 (326,743)


Net increase (decrease)          120,351     (310,778)   1,285,914   (6,507,372)     (90,379)    (111,222)
Units outstanding, beginning    740,079     1,050,857    4,782,887    11,290,259   832,310     943,532

Units outstanding, ending        860,430      740,079    6,068,801    4,782,887      741,931      832,310



       The accompanying notes are an integral part of the financial statements.

                             AUL American Individual Unit Trust
                              statementS of changes in net assets (continued)


                                           AUL American Series Fund                       Fidelity

                                      Managed          Tactical Asset Allocation        High Income

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    108,995 $    351,585  $    24,061  $   220,635  $   419,847  $   324,810
  Net realized gain (loss)      (137,309)    (772,059)    (30,438)     (110,168)    (632,052)   (336,311)
  Realized gain distributions     268,344       -          212,272      -            -           -
  Net change in unrealized
   appreciation
     (depreciation)              434,483    1,166,639     (163,451)     163,003     (254,253)  (1,204,877)

Increase (decrease)
  in net assets from
  operations                     674,513      746,165       42,444      273,470     (466,458)  (1,216,378)


Contract owner transactions:
  Proceeds from units sold     2,792,418      415,945      393,887      339,664      406,339      823,272
  Cost of units redeemed      (1,923,124)  (3,331,023)  (366,926)    (1,674,144)  (862,169)   (1,788,390)

      Increase (decrease)        869,294   (2,915,078)  26,961       (1,334,480)(455,830)     (965,118)


Net increase (decrease)        1,543,807   (2,168,913)      69,405   (1,061,010)    (922,288)  (2,181,496)
Net assets, beginning          6,543,878    8,712,791    2,617,181    3,678,191    3,823,347    6,004,843

Net assets, ending          $  8,087,685 $  6,543,878  $ 2,686,586  $ 2,617,181  $ 2,901,059  $ 3,823,347


Units sold                       288,501       50,541       50,503       47,497       68,225      111,654
Units redeemed                  (196,136)              (414,309)    (48,028)     (236,041)    (150,639)   (240,538)


Net increase (decrease)           92,365     (363,768)       2,475     (188,544)     (82,414)    (128,884)
Units outstanding, beginning    699,230     1,062,998    337,075      525,619      636,408     765,292

Units outstanding, ending        791,595      699,230      339,550      337,075      553,994      636,408




        The accompanying notes are an integral part of the financial statements.

                               AUL American Individual Unit Trust
                               statementS of changes in net assets (continued)


                                                                Fidelity

                                      Growth                   Overseas                Asset Manager

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $   (322,963)$  3,564,848 $  107,762   $  369,366   $  600,087    $  2,300,305
  Net realized gain (loss)       240,457    1,158,175     (139,282)     127,852     (550,672)     106,727
  Realized gain distributions   2,166,210     -            218,134      -            315,279     -
  Net change in unrealized
   appreciation
     (depreciation)           (8,338,953)  (9,465,466)  (828,930)    (1,274,757)  (1,515,724) (3,580,893)

Increase (decrease)
  in net assets from
  operations                  (6,255,249)  (4,742,443)  (642,316)    (777,539)    (1,151,030) (1,173,861)


Contract owner transactions:
  Proceeds from units sold     2,064,818    8,553,167      155,094    1,456,622      592,091    2,642,956
  Cost of units redeemed      (4,939,785)  (5,706,484)  (553,201)    (1,096,200)  (2,708,687) (4,862,073)

      Increase (decrease)     (2,874,967)  2,846,683     (398,107)    360,422    (2,116,596)   (2,219,117)


Net increase (decrease)       (9,130,216)  (1,895,760)  (1,040,423)  (417,117)    (3,267,626) (3,392,978)
Net assets, beginning         33,676,754   35,572,514    3,044,463    3,461,580   21,232,753   24,625,731

Net assets, ending          $ 24,546,538 $ 33,676,754  $ 2,004,040  $ 3,044,463  $17,965,127  $21,232,753


Units sold                       156,014      485,526       21,776      148,315       68,901      282,421
Units redeemed                  (384,569)   (328,231)    (78,855)     (114,363)    (320,637)   (519,568)


Net increase (decrease)         (228,555)    157,295      (57,079)     33,952       (251,736)   (237,147)
Units outstanding, beginning   2,205,925     2,048,630    370,560      336,608      2,360,234   2,597,381

Units outstanding, ending      1,977,370    2,205,925      313,481      370,560    2,108,498    2,360,234




        The accompanying notes are an integral part of the financial statements

                              AUL American Individual Unit Trust
                              statementS of changes in net assets (continued)


                                                                Fidelity

                                     Index 500               Equity-Income              Contrafund

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (10,618)   $  114,035   $  65,296    $  1,039,309 $  (84,807)  $ 3,228,812
  Net realized gain (loss)       887,454    2,067,561      (59,505)      45,985      (15,652)   1,012,681
  Realized gain distributions     -             -          623,925      -            614,797     -
  Net change in unrealized
   appreciation
     (depreciation)           (6,547,061)  (7,240,084)  (1,465,349)  (396,791)    (3,787,801) (6,352,618)

Increase (decrease)
  in net assets from
  operations                  (5,670,225)  (5,058,488)  (835,633)    688,503      (3,273,463) (2,111,125)


Contract owner transactions:
  Proceeds from units sold     2,304,980    8,016,703      589,957    1,224,862    1,554,825    4,984,972
  Cost of units redeemed      (5,838,128)  (9,054,609)  (1,465,536)  (3,635,513)  (4,128,574) (5,888,688)

      Increase (decrease)     (3,533,148)  (1,037,906)   (875,579)    (2,410,651)(2,573,749)   (903,716)


Net increase (decrease)       (9,203,373)  (6,096,394)  (1,711,212)  (1,722,148)  (5,847,212) (3,014,841)
Net assets, beginning         43,133,934   49,230,328   13,547,296   15,269,444   24,494,617   27,509,458

Net assets, ending          $ 33,930,561 $ 43,133,934  $11,836,084  $13,547,296  $18,647,405  $24,494,617


Units sold                       173,310      507,130       58,315      126,847      138,354      357,959
Units redeemed                  (450,069)    (573,183)    (146,873)    (391,849)    (369,634)   (426,012)


Net increase (decrease)         (276,759)     (66,053)     (88,558)     (265,002)    (231,280)   (68,053)
Units outstanding, beginning   2,953,386     3,019,439    1,281,414    1,546,416    1,904,106   1,972,159

Units outstanding, ending      2,676,627    2,953,386    1,192,856    1,281,414    1,672,826    1,904,106



        The accompanying notes are an integral part of the financial statements.

                             AUL American Individual Unit Trust
                              statementS of changes in net assets (continued)


                                             American Century                               Alger

                              VP Capital Appreciation      VP International           American Growth

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (19,946)$  38,087    $  (71,580)  $  44,831    $  (400,784) $  6,453,619
  Net realized gain (loss)       (27,201)   88,491       (109,318)    297,561      (646,356)   1,634,995
  Realized gain distributions     587,537       -            650,823     -            5,059,601   -
  Net change in unrealized
   appreciation
     (depreciation)           (1,129,777)  38,301       (2,885,442)  (2,348,499)  (9,880,864) (16,874,513)

Increase (decrease)
  in net assets from
  operations                    (589,387)  164,879      (2,415,517)  (2,006,107)  (5,868,403) (8,785,899)


Contract owner transactions:
  Proceeds from units sold       183,517       30,572      345,170    5,799,268    3,225,262   12,274,931
  Cost of units redeemed        (306,755)    (181,982)    (1,304,986)  (1,766,772)  (7,009,181) (8,456,746)

      Increase (decrease)       (123,238)  (151,410)     (959,816)    4,032,496  (3,783,919)   3,818,185


Net increase (decrease)         (712,625)  13,469       (3,375,333)  2,026,389    (9,652,322) (4,967,714)
Net assets, beginning          2,083,729    2,070,260    8,293,303    6,266,914   45,480,109   50,447,823

Net assets, ending          $  1,371,104 $  2,083,729  $ 4,917,970  $ 8,293,303  $35,827,787  $45,480,109


Units sold                        24,970     2,840       39,715      428,942      261,950      752,532
Units redeemed                   (40,480)    (17,551)     (153,560)    (145,112)    (581,677)   (530,176)


Net increase (decrease)          (15,510)    (14,711)     (113,845)    283,830      (319,727)   222,356
Units outstanding, beginning     210,580       225,291      748,381      464,551      3,351,765   3,129,409

Units outstanding, ending        195,070      210,580      634,536      748,381    3,032,038    3,351,765



        The accompanying notes are an integral part of the financial statements.

                            AUL American Individual Unit Trust
                            statementS of changes in net assets (continued)


                                      Calvert                T. Rowe Price                 PBHG

                               Social Mid-Cap Growth         Equity Income               Growth II

                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (48,623)$  277,406   $  38,978    $  1,381,229 $  (24,035)  $ 36,059
   Net realized gain (loss)      (25,423)   90,461       (141,255)    (236,978)    (369,136)  1,028,994
  Realized gain distributions    233,261       -            400,313      -            -           -
  Net change in unrealized
   appreciation
     (depreciation)             (756,097)   10,953       (326,006)    623,162      (818,192)   (2,111,908)

Increase (decrease)
  in net assets from
  operations                    (596,882)   378,820      (27,970)     1,767,413    (1,211,363) (1,046,855)


Contract owner transactions:
  Proceeds from units sold       616,010      660,569    3,235,965    4,155,840      285,227    4,757,812
  Cost of units redeemed        (792,387)    (765,390)  (3,725,848)(11,036,607)   (592,494)    (2,705,116)

      Increase (decrease)       (176,377)(104,821)     (489,883)    (6,880,767) (307,267)     2,052,696


Net increase (decrease)         (773,259)  273,999      (517,853)    (5,113,354)  (1,518,630) 1,005,841
Net assets, beginning          4,365,368    4,091,369   22,007,286   27,120,640    3,077,275    2,071,434

Net assets, ending          $  3,592,109 $  4,365,368  $21,489,433  $22,007,286  $ 1,558,645  $ 3,077,275


Units sold                        54,677       56,950      293,390      421,701       44,702      361,255
Units redeemed                   (73,325)  (68,776)     (343,671)    (1,164,548)  (91,132)    (211,622)


Net increase (decrease)          (18,648)  (11,826)     (50,281)     (742,847)    (46,430)    149,633
Units outstanding, beginning    363,903       375,729    1,976,378    2,719,225    335,460     185,827

Units outstanding, ending        345,255      363,903    1,926,097    1,976,378      289,030      335,460



        The accompanying notes are an integral part of the financial statements.

                              AUL American Individual Unit Trust
                             statementS of changes in net assets (continued)


                                       PBHG

                            Technology & Communications

                                 Year        Year
                                 ended       ended
                               12/31/01    12/31/00


Increase (decrease) in
net assets from operations:
  Net investment income
   (loss)                   $    (69,306) $  1,195,383
  Net realized gain (loss)    (1,877,516)    3,181,051
  Realized gain distributions   2,349,445     -
  Net change in unrealized
   appreciation
     (depreciation)           (5,330,188) (13,778,712)

Increase (decrease)
  in net assets from
  operations                  (4,927,565)  (9,402,278)


Contract owner transactions:
Proceeds from units sold       1,089,581   14,208,396
Cost of units redeemed        (2,477,888)  (7,545,924)

      Increase (decrease)     (1,388,307)    6,662,472


Net increase (decrease)       (6,315,872)  (2,739,806)
Net assets, beginning         10,276,051   13,015,857

Net assets, ending          $  3,960,179 $ 10,276,051


Units sold                       125,421      543,057
Units redeemed                  (272,008)    (320,210)


Net increase (decrease)         (146,587)     222,847
Units outstanding, beginning    807,597       584,750

Units outstanding, ending        661,010      807,597


   The accompanying notes are an integral part of the financial statements.

     notes to financial statements
     1. Summary of Significant Accounting Policies
     The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II_(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T.
     Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG). Security Valuation Transactions and Related Income The market value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Commencing in 2001, realized capital gains distributions have been presented as net realized capital gain distributions from investment in portfolio shares in the Statement of Operations. Mortality and Expense Risks Charges and Related Party Transactions AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 2001 and the year ended December 31, 2000 were $2,939,885 and $3,731,148, respectively. In addition to these fees, AUL may assess account charges as described below. AUL American Series Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows: Equity 0.50% Managed 0.50% Money Market 0.40% Tactical Asset 0.80% Bond 0.50% Such fees are included in the calculation of the Net Asset Value per share of the underlying funds. Taxes Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed. Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     2. Account Charges AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities. AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges assessed during the year ended December 31, 2001 and 2000 were $239,714 and $240,557, respectively. The account charges are recorded as a redemption in the accompanying statement of changes in net assets. notes to financial statements (continued)

     AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year.
     However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer "free look" period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows: Flexible Premium Contract One Year Flexible Premium Contract

          Contract Year    Withdrawal Charge       Contract Year   Withdrawal Charge

                 1                10%                       1             7%
                 2                9%                       2              6%
                 3               8%                      3               5%
                 4               7%                      4               4%
                5               6%                       5               3%
                 6               5%                      6               2%
                 7               4%                      7               1%
                 8               3%                      8 or more       0%
                 9               2%
                 10              1%
                 11 or more      0%

     The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.

     3. Accumulation Unit Value A summary of unit values, net assets, expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ended December 31, 2001, or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places, which the Variable Account uses for processing participant transactions. Total returns are not annualized for years operations have commenced. Expenses as a Unit Net Assets % of Average Total Value (000s) Net Assets Return

                                                           Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return




   AUL American Series Fund:
      Equity
                December 31, 2001 $    11.80   $    10,156          1.25%        9.9%
                             2000      10.74         7,949          1.25%       16.1%
                             1999       9.25         9,717          1.25%       (2.0%)
                             1998       9.44        12,046          1.25%        6.0%
                             1997       8.90         8,976          1.25%       28.0%
      Money Market
                December 31, 2001       1.28         7,792          1.25%        2.3%
                             2000       1.25         6,002          1.25%        4.6%
                             1999       1.20        13,537          1.25%        3.4%
                             1998       1.16         9,282          1.25%        3.7%
                             1997       1.12         5,092          1.25%        3.6%
      Bond
                December 31, 2001       7.68         5,704          1.25%        5.7%
                             2000       7.27         6,050          1.25%        9.4%
                             1999       6.64         6,267          1.25%       (2.3%)
                             1998       6.80         6,369          1.25%        7.4%
                             1997       6.33         2,36           1.25%        6.5%

  notes to financial statements (continued)
   3.    Accumulation Unit Value (continued)

                                                          Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return

   AUL American Series Fund:
      Managed
                December 31, 2001 $    10.22   $     8,088          1.25%        9.2%
                             2000       9.36         6,544          1.25%       14.2%
                             1999       8.20         8,713          1.25%       (1.9%)
                             1998       8.36        10,049          1.25%        7.0%
                             1997       7.81         6,179          1.25%       19.4%
      Tactical Asset Allocation
                December 31, 2001       7.91         2,687          1.25%        1.9%
                             2000       7.76         2,617          1.25%       10.9%
                             1999       7.00         3,678          1.25%       (4.3%)
                             1998       7.31         4,937          1.25%        5.9%
                             1997       6.90         3,169          1.25%       14.0%
   Fidelity:
      High Income
                December 31, 2001       5.24         2,901          1.25%      (12.8%)
                             2000       6.01         3,823          1.25%      (23.4%)
                             1999       7.85         6,005          1.25%        6.8%
                             1998       7.35         5,657          1.25%       (5.5%)
                             1997       7.78         4,487          1.25%       16.2%
      Growth
                December 31, 2001      12.41        24,547          1.25%      (18.7%)
                             2000      15.26        33,677          1.25%      (12.1%)
                             1999      17.36        35,573          1.25%       35.7%
                             1998      12.79        22,005          1.25%       37.8%
                             1997       9.29        12,937          1.25%       22.0%
      Overseas
                December 31, 2001       6.40         2,004          1.25%      (22.3%)
                             2000       8.22         3,044          1.25%      (20.1%)
                             1999      10.28         3,462          1.25%       40.9%
                             1998       7.30         2,074          1.25%       11.3%
                             1997       6.56         1,949          1.25%       10.2%
      Asset Manager
                December 31, 2001       8.52        17,965          1.25%       (5.3%)
                             2000       9.00        21,233          1.25%       (5.1%)
                             1999       9.48        24,626          1.25%        9.7%
                             1998       8.64        20,144          1.25%       13.6%
                             1997       7.61        12,030          1.25%       19.2%
      Index 500
                December 31, 2001      12.68        33,931          1.25%      (13.2%)
                             2000      14.60        43,134          1.25%      (10.4%)
                             1999      16.31        49,230          1.25%       19.0%
                             1998      13.70        35,778          1.25%       26.7%
                             1997      10.81        19,855          1.25%       31.0%

   notes to financial statements (continued)
   3.    Accumulation Unit Value (continued)


                                                         Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return

   Fidelity:
      Equity-Income
                December 31, 2001 $     9.92   $    11,836          1.25%       (6.1%)
                             2000      10.57        13,547          1.25%        7.1%
                             1999       9.87        15,269          1.25%        5.0%
                             1998       9.40        14,361          1.25%       10.2%
                             1997       8.53        10,125          1.25%       26.5%
      Contrafund
                December 31, 2001      11.15        18,647          1.25%      (13.3%)
                             2000      12.86        24,495          1.25%       (7.8%)
                             1999      13.95        27,509          1.25%       22.7%
                             1998      11.37        19,352          1.25%       28.4%
                             1997       8.86        11,603          1.25%       22.6%
   American Century:
      VP Capital Appreciation
                December 31, 2001       7.03         1,371          1.25%      (29.0%)
                             2000       9.90         2,084          1.25%        7.7%
                             1999       9.19         2,070          1.25%       62.5%
                             1998       5.66         1,742          1.25%       (3.4%)
                             1997       5.86         1,830          1.25%       (4.5%)
      VP International
                December 31, 2001       7.75         4,918          1.25%      (30.1%)
                             2000      11.08         8,293          1.25%      (17.9%)
                             1999      13.49         6,267          1.25%       62.0%
                             1998       8.33         3,803          1.25%       17.3%
                             1997       7.10         2,635          1.25%       17.2%
   Alger:
      American Growth
                December 31, 2001      11.81        35,828          1.25%      (12.9%)
                             2000      13.57        45,480          1.25%      (15.8%)
                             1999      16.12        50,448          1.25%       32.1%
                             1998      12.20        30,218          1.25%       46.2%
                             1997       8.34        14,588          1.25%       24.2%
   Calvert:
      Social Mid-Cap Growth
                December 31, 2001      10.40         3,592          1.25%      (13.3%)
                             2000      11.99         4,365          1.25%       10.1%
                             1999      10.89         4,091          1.25%        5.6%
                             1998      10.31         3,550          1.25%       28.2%
                             1997       8.04         1,861          1.25%       22.1%

   notes to financial statements (continued)
   3.    Accumulation Unit Value (continued)

                                                         Expenses as a
                                      Unit      Net Assets  % of Average      Total
                                      Value       (000s)     Net Assets      Return

   T. Rowe Price:
      Equity Income
                December 31, 2001 $    11.16   $    21,489          1.25%        0.2%
                             2000      11.14        22,007          1.25%       11.6%
                             1999       9.97        27,121          1.25%        2.4%
                             1998       9.74        28,034          1.25%        7.7%
                             1997       9.04        20,117          1.25%       27.3%
   PBHG:
      Growth II
                December 31, 2001       5.39         1,559          1.25%      (41.2%)
                             2000       9.17         3,077          1.25%      (17.7%)
                             1999      11.15         2,071          1.25%       95.7%
                             1998       5.69           642          1.25%        6.8%
                             1997       5.33           522          1.25%        6.6%
      Technology & Communications
                December 31, 2001       5.99         3,960          1.25%      (52.9%)
                             2000      12.72        10,276          1.25%      (42.8%)
                             1999      22.26        13,016          1.25%      230.2%
                             1998       6.74         1,124          1.25%       30.6%
                             1997       5.16           405          1.25%        3.2%

   notes to financial statements (continued)
   4.    Cost of Investments
   The cost of investments at December 31, 2001, is:

   AUL American Series Fund:
     Equity                      $     10,049,433
     Money Market                       7,792,162
     Bond                               5,752,518
     Managed                            8,133,632
     Tactical Asset Allocation          2,968,311

   Fidelity:
     High Income                        4,668,619
     Growth                            31,306,747
     Overseas                           3,215,468
     Asset Manager                     20,790,739
     Index 500                         34,864,948
     Equity-Income                     12,641,536
     Contrafund                        22,034,895

   American Century:
     VP Capital Appreciation            1,708,781
VP International           7,649,826
         Alger:
     American Growth             $     49,449,362

   Calvert:
     Social Mid-Cap
       Growth                           4,249,183

   T. Rowe Price:
     Equity Income                     21,457,160

   PBHG:
     Growth II                          3,648,136
     Technology &
     Communications                    16,216,328

5.    Mutual Fund Shares
   The mutual fund shares owned at December 31, 2001:

    AUL American Series Fund:
     Equity                               552,126
     Money Market                       7,792,162
     Bond                                 533,145
     Managed                              561,216
     Tactical Asset Allocation            233,921

   Fidelity:
     High Income                          452,583
     Growth                               730,334
     Overseas                             144,383
     Asset Manager                      1,238,120
     Index 500                            260,864
     Equity-Income                        520,267
     Contrafund                           926,349

   American Century:
     VP Capital Appreciation              182,814
     VP International                     746,278
   Alger:
     American Growth                      974,375

   Calvert
     Social Mid-Cap Growth                140,812

   T Rowe Price:
     Equity Income                      1,120,993

   PBHG:
     Growth II                            138,669
     Technology
     & Communications                      1,214,779

   notes to financial statements (continued)
   6.    Net Assets
   Net Assets at December 31, 2001 are:

                                                AUL American Series Fund

                                                                                Tactical Asset
                                Equity   Money Market      Bond        Managed    Allocation

Proceeds from units sold    $ 19,005,138 $121,020,828  $22,531,341  $15,640,268  $ 6,441,798
Cost of units redeemed       (12,942,152)(114,480,270)(17,939,022) (10,351,230)  (4,429,026)
Net investment income (loss)   3,503,414   1,251,604    1,303,805    2,708,746    623,394
Net realized gain (loss)          (2,458)   -            (143,606)    (132,496)    119,873
Realized gain distributions      485,491     -            -           268,344      212,272
Unrealized appreciation
   (depreciation)                106,380      -          (48,938)     (45,947)    (281,725)

                            $ 10,155,813 $  7,792,162  $ 5,703,580  $ 8,087,685  $ 2,686,586


                                                        Fidelity

                              High Income   Growth       Overseas   Asset Manager  Index 500

Proceeds from units sold    $ 12,010,615 $ 37,902,429  $ 5,542,495  $29,598,095  $56,055,671
Cost of units redeemed        (7,990,271) (20,093,265)  (3,473,401) (15,647,676) (29,687,394)
Net investment income (loss)   1,854,299    7,415,708    721,864      6,221,396    723,691
Net realized gain (loss)      (1,206,023)   3,915,666    206,377      303,645      7,772,980
Realized gain distributions           -    2,166,210      218,134      315,279            -
Unrealized appreciation
   (depreciation)             (1,767,561)  (6,760,210)  (1,211,429)  (2,825,612)  (934,387)

                            $  2,901,059 $ 24,546,538  $ 2,004,040  $17,965,127  $33,930,561


                                     Fidelity              American Century          Alger

                                                        VP Capital       VP        American
                             Equity-IncomeContrafund   Appreciation International   Growth

Proceeds from units sold    $ 21,157,221 $ 34,000,200  $ 5,263,005  $13,508,707  $56,237,584
Cost of units redeemed       (13,238,390) (21,472,264)  (4,146,586)  (7,317,990) (28,744,451)
Net investment income (loss)    2,646,902   4,280,814    196,810      75,987       12,049,118
Net realized gain (loss)       1,451,878    4,611,348     (191,986)     732,300    4,847,512
Realized gain distributions      623,925      614,797      587,537      650,823    5,059,601
Unrealized appreciation
   (depreciation)               (805,452)  (3,387,490)  (337,676)    (2,731,857)  (13,621,577)

                            $ 11,836,084 $ 18,647,405  $ 1,371,104  $ 4,917,970  $35,827,787

   notes to financial statements (continued)

   Net Assets at December 31, 2001 are:

                                Calvert  T. Rowe Price           PBHG

                            Social Mid-Cap                          Technology &
                                Growth   Equity Income   Growth II Communications

Proceeds from units sold    $  5,579,859 $ 41,874,539  $ 8,265,049  $23,845,114
Cost of units redeemed        (2,983,548) (28,387,337)  (5,380,024) (13,459,067)
Net investment income (loss)   1,056,118     4,739,735    (11,911)     1,062,403
Net realized gain (loss)         363,492    2,829,908      775,022    2,418,433
Realized gain distributions      233,261      400,313            -    2,349,445
Unrealized appreciation
   (depreciation)               (657,073)  32,275       (2,089,491)  (12,256,149)

                            $  3,592,109 $ 21,489,433  $ 1,558,645  $ 3,960,179


     FINANCIAL HIGHLIGHTS The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. This information pertains to year 2001 only.

 AUL American Series Fund:
     Equity                              1.3%
     Money Market                        3.3%
     Bond                                5.4%
     Managed                             2.8%
     Tactical  Asset Allocation          2.1%
     Fidelity:
     High Income                         13.6%
     Growth                              0.1%
     Overseas                            5.8%
     Asset Manager                       4.4%
     Index 500                           1.2%
     Equity-Income                       1.8%
     Contrafund                          0.9%
     American Century:
     VP Capital Appreciation             0.0%
     VP International                    0.1%
     Alger:
     American Growth                     0.2%
     Calvert:
     Social  Mid-Cap  Growth             0.0%
     T. Rowe Price:
     Equity Income                       1.4%
     PBHG:
     Growth II                           0.0%
     Technology & Communications         0.0%